PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 28,934,491	$ 18,156,263	$ 11,728,577